Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
initial balance	€ 669	€ 36	€ (110)
Recognised in profit or loss	187	633	146
Recognised in OCI	(201)
Final balance	655	669	36
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	1,975	1,965	1,295
Recognised in profit or loss	(121)	10	670
Recognised in OCI	(201)
Final balance	1,653	1,975	1,965
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(1,306)	(1,929)	(1,405)
Recognised in profit or loss	308	623	(524)
Final balance	€ (998)	€ (1,306)	€ (1,929)